UNITEDSTATES
SECURITIESANDEXCHANGECOMMISSION
Washington,D.C.20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-05742

Name of Fund: BlackRock Funds
BlackRock Index Equity Portfolio
BlackRock International Diversification Fund
Money Market Portfolio
Municipal Money Market Portfolio
New Jersey Municipal Money Market Portfolio
North Carolina Municipal Money Market Portfolio
Ohio Municipal Money Market Portfolio
Pennsylvania Municipal Money Market Portfolio
U.S. Treasury Money Market Portfolio
Virginia Municipal Money Market Portfolio

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Anne Ackerley, Chief Executive Officer, BlackRock Funds, 40 East 52nd
Street, New York City, NY 10022.

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end:
BlackRock Index Equity Portfolio 12/31
BlackRock International Diversification Fund 12/31
Money Market Portfolio 3/31
Municipal Money Market Portfolio 3/31
North Carolina Municipal Money Market Portfolio 3/31
New Jersey Municipal Money Market Portfolio 3/31
Ohio Municipal Money Market Portfolio 3/31
Pennsylvania Municipal Money Market Portfolio 3/31
U.S. Treasury Money Market Portfolio 3/31
Virginia Municipal Money Market Portfolio 3/31

Date of reporting period: 07/01/2008 – 06/30/2009

Item 1 – Proxy Voting Record – There were no matters relating to a portfolio security considered at any shareholder meeting held during the period ended June 30, 2009 with respect to which the registrant was entitled to vote.

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Funds

By: /s/ Anne Ackerley
Anne Ackerley
Chief Executive Officer of
BlackRock Funds

Date: August 7, 2009